OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SCHEDULE OF STOCK OPTIONS

The following table presents information related to stock options at March 31, 2024:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$ Under 9.99	103,610	6.2	69,762
10.00-19.99	174,150	3.4	76,216
20.00-29.99	85,538	0.1	76,757
30.00-39.99	32,748	0.1	32,748
40.00-49.99	79,842	0.6	79,631
50.00-59.99	14,414	0.1	14,414
60.00-69.99	33,405	0.7	33,405
70.00-79.99	15,772	0.8	15,772
Over 79.99	4,000	0.1	4,000
	543,479	2.5	402,705

The following table presents information related to stock options at December 31, 2023:

	Options Outstanding			Options Exercisable
			Weighted
			Average	Exercisable
	Exercise	Number of	Remaining Life	Number of
	Price	Options	In Years	Options
$	Under 9.99	108,110	9.2	41,172
	10.00-19.99	215,150	7.1	78,995
	20.00-29.99	85,538	7.9	73,833
	30.00-39.99	36,748	2.8	36,748
	40.00-49.99	90,092	4.2	88,168
	50.00-59.99	14,414	5.6	14,414
	60.00-69.99	33,405	3.7	33,405
	70.00-79.99	15,772	4.7	15,772
	Over 79.99	4,000	6.4	4,000
		603,229	6.7	386,507

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the stock option activity and related information for the Plan for the three months ended March 31, 2024 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2024	603,229	$25.67	6.7	$-
Forfeited/expired	(59,750)	$20.92
Outstanding at March 31, 2024	543,479	$26.19	2.5	$-
Exercisable at March 31, 2024	402,705	$31.12	1.8	$-

A summary of the stock option activity and related information for the Plan for the two years ended December 31, 2023 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2022	456,852	$45.70	6.9	$-
Grants	142,800	$11.20	10.0	-
Forfeited/expired	(144,100)	$45.40
Outstanding at December 31, 2022	455,552	$45.70	6.9	$-
Grants	195,710	$10.00	10.0	$-
Forfeited/expired	(48,033)	$44.69
Outstanding at December 31, 2023	603,229	$25.67	6.7	$37,671
Exercisable at December 31, 2023	386,507	$33.53	5.9	$35,425

SCHEDULE OF INFORMATION RELATED TO WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig Technologies, Inc. at March 31, 2024:

Exercise	Number	Expiration
Price	Outstanding	Date
$3.364	130,363	July 2029
$3.573	1,399,386	May 2025-November 2028
$4.066	25,000	November 2032
$4.455	113,005	June 2028
$4.466	48,980	November 2028
$4.6626	64,982	April 2029
$4.9252	56,307	March 2029
$4.929	76,997	March 2029
$5.1358	116,045	July 2028
$7.181	95,761	July 2028
$7.502	9,846	July 2028
$7.963	88,324	August 2028
$9.000	21,709	June 2027
$9.596	84,390	January 2029
$10.0992	19,118	August 2028
$10.26	51,705	September 2028
$10.4678	84,296	September 2028
$11.30	40,417	October 2028
$13.28	96,198	November 2028
$14.00	174,013	September 2025
$48.00	25,000	February 2025 to July 2026
$61.60	56,892	November 2027
	2,878,734

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig Technologies, Inc. at December 31, 2023:

Exercise	Number	Expiration
Price	Outstanding	Date
$3.573	1,399,386	May 2025-November 2028
$4.066	25,000	November 2032
$4.455	113,005	June 2028
$4.466	48,980	November 2028
$4.6626	64,982	April 2029
$4.9252	56,307	March 2029
$4.929	76,997	March 2029
$5.1358	116,045	July 2028
$7.181	95,761	July 2028
$7.502	9,846	July 2028
$7.963	88,324	August 2028
$9.000	21,709	June 2027
$9.596	84,390	January 2029
$10.0992	19,118	August 2028
$10.26	51,705	September 2028
$10.4678	84,296	September 2028
$11.30	40,417	October 2028
$13.28	96,198	November 2028
$14.00	174,013	September 2025
$48.00	25,000	February 2025 to July 2026
$61.60	56,892	November 2027
	2,748,371

SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity for three months ended March 31, 2024 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2024	2,748,371	$7.40	3.7	$1,717,104
Issued	130,363	$3.36	5.3	-
Outstanding at March 31, 2024	2,878,734	$7.21	3.6	$-

Vested and expected to vest at March 31, 2024	2,878,734	$7.21	3.6	$-
Exercisable at March 31, 2024	2,683,389	$7.46	3.4	$-

A summary of the warrant activity for the two years ended December 31, 2023 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2022	81,897	$57.40	5.3	$-
Issued	427,120	$10.50	4.0	-
Expired	(87,300)	$2.50
Outstanding at December 31, 2022	421,717	$18.90	4.3	$3,960
Issued	2,332,752	$5.31	3.8
Exercised	(6,098)	$4.10	-	-
Outstanding at December 31, 2023	2,748,371	$7.40	3.7	$-

Vested and expected to vest at December 31, 2023	2,748,371	$7.40	3.7	$1,717,104
Exercisable at December 31, 2023	2,465,695	$7.53	3.6	$1,711,424

SCHEDULE OF RESTRICTED STOCK ACTIVITY

The following table summarizes the restricted stock activity for the three months ended March 31, 2024:

Restricted shares issued as of January 1, 2024	163,250
Granted	500,000
Vested and issued	(1,500)
Forfeited	(56,750)
Total	605,000
Comprised of:
Vested restricted shares as of March 31, 2024	12,500
Unvested restricted shares as of March 31, 2024	592,500

The following table summarizes the restricted stock activity for the two years ended December 31, 2023:

Restricted shares issued as of January 1, 2022	14,128
Granted	38,750
Vested and issued	(25,917)
Forfeited	(3,000)
Restricted shares issued as of December 31, 2022	23,961
Granted	177,250
Vested and issued	(37,961)
Forfeited	-
Vested restricted shares as of December 31, 2023	-
Unvested restricted shares as of December 31, 2023	163,250

SCHEDULE OF FAIR VALUE OF OPTIONS

The following assumptions were used in determining the fair value of options during the years ended December 31, 2023 and 2022:

	2023	2022
Risk-free interest rate	3.32% - 4.54%	1.17% to 4.06%
Dividend yield	0%	0%
Stock price volatility	94.44% to 102.70%	83.83% to 99.29%
Expected life	5 – 6 years	5-10 years
Weighted average grant date fair value	$7.72	$8.00

The following assumptions were used in determining the change in fair value of the modified options at March 16, 2022:

Risk-free interest rate	0.44% - 1.95%
Dividend yield	0%
Stock price volatility	83.86%
Expected life	0.25 – 2 years

Viral Clear Plan [Member]
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the stock option activity and related information for the ViralClear Plan for the two years ended December 31, 2023 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding at January 1, 2021	125,000	$5.00	7.2
Forfeited/expired	(100,000)	$5.00
Outstanding at December 31, 2022	25,000	$5.00	1.5
Forfeited/expired	-
Outstanding at December 31, 2023	25,000	$5.00	0.5
Exercisable at December 31, 2023	25,000	$5.00	0.5

The following table presents information related to stock options at December 31, 2023:

Options Outstanding			Options Exercisable
Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$5.00	25,000	0.5	25,000

BioSig AI Sciences, Inc. [Member]
SCHEDULE OF INFORMATION RELATED TO WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig AI at March 31, 2024:

Exercise	Number	Expiration
Price	Outstanding	Date
$1.00	130,500	June-July 2028

The following table summarizes information with respect to outstanding warrants to purchase common stock of BioSig AI at December 31, 2023:

Exercise	Number	Expiration
Price	Outstanding	Date
$1.00	130,500	June-July 2028

SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity for the year ended December 31, 2023 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding at December 31, 2022	-	-	-
Issued	130,500	$1.00	5.0
Outstanding at December 31, 2023	130,500	$1.00	5.0

Vested and expected to vest at December 31, 2023	130,500	$1.00	4.5
Exercisable at December 31, 2023	130,500	$1.00	4.5

ViralClear Pharmaceuticals, Inc. [Member]
SCHEDULE OF STOCK OPTIONS

The following table presents information related to stock options at March 31, 2024:

Options Outstanding			Options Exercisable
Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$5.00	25,000	0.25	25,000

SCHEDULE OF INFORMATION RELATED TO WARRANTS	The following table presents information related to warrants (ViralClear) at March 31, 2024:
Exercise	Number	Expiration
Price	Outstanding	Date
$5.00	473,772	November 2027
10.00	6,575	May 2025
	480,347

The following table presents information related to warrants (ViralClear) at December 31, 2023:

Exercise	Number	Expiration
Price	Outstanding	Date
$5.00	473,772	November 2027
10.00	6,575	May 2025
	480,347

SCHEDULE OF RESTRICTED STOCK ACTIVITY

The following table summarizes the restricted stock activity for the three months ended March 31, 2024:

Restricted shares outstanding at January 1, 2024:	1,078,679
Forfeited	(240,000)
Total restricted shares outstanding at March 31, 2024:	838,679

Comprised of:
Vested restricted shares as of March 31, 2024	678,679
Unvested restricted shares as of March 31, 2024	160,000
Total	838,679

The following table summarizes the restricted stock activity for the two years ended December 31, 2023:

Restricted shares outstanding at January 1, 2022:	1,318,679
Forfeited	(240,000)
Restricted shares outstanding at December 31, 2022	1,078,679
Forfeited	-
Total restricted shares outstanding at December 31, 2023:	1,078,679

Comprised of:
Vested restricted shares as of December 31, 2022	678,679
Unvested restricted shares as of December 31, 2022	400,000
Total	1,078,679